Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Stock by Class

	February 8, 2022 (Closing Date)
	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series Seed Convertible Preferred Stock (Legacy Quanergy)	2,231,248	3.8799	8,657,100
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy)	495,417	3.8799	1,922,184
Series A Convertible Preferred Stock (Legacy Quanergy)	3,233,871	3.8799	12,547,237
Series A Plus Convertible Preferred Stock (Legacy Quanergy)	790,500	3.8799	3,067,096
Series B Convertible Preferred Stock (Legacy Quanergy)	778,839	11.5423	8,989,588
Series C Convertible Preferred Stock (Legacy Quanergy)	165,237	14.3118	2,364,817

Total	7,695,112		37,548,022

Summary of common stock warrants outstanding to purchase shares of common stock
As of June 30, 2022, the Company had the following common stock warrants outstanding to purchase shares of the Company’s common stock:

	Shares	Exercise Price	Expiration
Public Warrants	13,799,988	$11.50	February 2027
Private Placement Warrants	7,520,000	11.50	February 2027
GEM Warrants	3,397,923	10.00	February 2025
2023 Notes Warrants	5,285,636	0.01	March 2025

Total	30,003,547

As of December 31, 2021, the Company had the following common stock warrants outstanding to purchase shares of the Company’s common stock (in thousands, except for share and per share amounts):

	Date of Issue	Shares	Exercise Price	Fair Value at Issuance, Net	Expiration
February 2021		6,298,304	$0.01	$21,971	March 24, 2025
March, August and October 2020		3,527,241	$0.01	7,212	March 24, 2025

Total		9,825,545		$29,183

Summary of Fair Value Measurements Inputs
The following assumptions were used to calculate the fair value of the common stock warrants issued:

Expected term	3.0 years
Expected volatility	42.9%
Risk-free interest rate	0.18%-0.41%
Expected dividends	0.0%

Summary of common stock shares reserved for future issuance
The Company has reserved shares of common stock for issuance related to the following stock options, warrants, restricted stock units (“RSUs”) and future grants:

	As of December 31,
	2021	2020
Common stock warrants	12,325,545	3,536,257
Stock options and RSUs, issued and outstanding	15,257,453	10,167,927
Common stock authorized for future issuance	(493)	874,144

	27,582,505	14,578,328